Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Current
Federal	$ 124,608		$ 538,273	$ 233,530
State	77,105		333,072	162,723
Deferred
Federal				(69,606)
State	$ (38,927)		$ (67,104)	(29,831)
Valuation allowance				99,437
Income tax provision				$ 396,253